Leases	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Leases

6. Leases

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Generally, the implicit rate of interest (“discount rate”) in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives.

As of March 31, 2024, the Company has operating lease agreements for certain of its office facilities, office equipment and workers’ accommodations with remaining lease terms of 1 to 44 months. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company accounts for the lease and non-lease components of its leases as a single lease component. Lease expense is recognized on a straight-line basis over the lease term.

The following table sets forth the components of the Company’s lease cost for the year ended March 31, 2024 and 2023.

	March 31,
	2024	2023
Finance lease cost:
Depreciation of asset under finance lease	$68	$106
Interest on lease liabilities (included in interest expense in the statements of operations)	34	54
Total finance lease cost	$102	$160
Operating lease cost:
Amortization of right of use asset (included in general and administrative expenses in the statements of operations)	$2,203	$1,716
Rental expense (included in cost of revenue, and general and administrative expenses in the statement of operations)	504	7
Operating lease cost	$2,707	$1,723

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$2,322	$1,683
Financing cash flows from finance leases	86	523
Total cash paid for amounts included in measurement of lease liabilities	$2,408	$2,206

The following table sets forth the Company’s right of use assets and lease liabilities as of March 31, 2024 and 2023:

	March 31,
	2024	2023
Finance lease assets (included in Property and equipment-see Note 4)	$519	$402
Operating lease right of use assets	$3,406	$3,128

Finance lease liabilities
Non-current liabilities	$251	$235
Current liabilities	70	78
Total Finance lease liabilities	$321	$313
Operating lease liabilities
Non-current liabilities	$1,501	$1,393
Current liabilities	1,989	1,639
Total operating lease liabilities	$3,490	$3,032

	March 31, 2024	March 31, 2023
Weighted average lease term (Years)
Finance leases	2.8	2.8
Operating leases	1.6	1.8
Weighted average discount rate
Finance leases	4.4%	3.9%
Operating leases	5.6%	3.0%

Present value of the net minimum lease payments as of March 31, 2024:

Future minimum lease payments	Finance Leases	Operating Leases
2025	$81	$2,104
2026	83	1,060
2027	75	336
2028	62	141
2029	12	18
Thereafter	58	—
Total minimum lease payments	371	3,659
Less: amount representing interest	(50)	(169)
Present value of net minimum lease payments	$321	$3,490